Segment reporting (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 INR (₨)		Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)		Mar. 31, 2020 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 214,391	[1]	$ 2,826	₨ 189,722	[1]	₨ 174,600	[1]
Global Generic [Member]
Disclosure of operating segments [line items]
Revenue	179,170			154,404		138,123
Global Generic [Member] | Nervous System [Member]
Disclosure of operating segments [line items]
Revenue	26,159			29,040		26,825
Global Generic [Member] | Gastrointestinal [Member]
Disclosure of operating segments [line items]
Revenue	23,386			21,132		19,394
Global Generic [Member] | Anti-Infective [Member]
Disclosure of operating segments [line items]
Revenue	22,526			12,906		9,402
Global Generic [Member] | Pain Management [Member]
Disclosure of operating segments [line items]
Revenue	18,437			15,531		13,808
Global Generic [Member] | Oncology [member]
Disclosure of operating segments [line items]
Revenue	17,051			16,842		18,245
Global Generic [Member] | Respiratory [Member]
Disclosure of operating segments [line items]
Revenue	15,085			11,089		10,433
Global Generic [Member] | Cardiovascular [Member]
Disclosure of operating segments [line items]
Revenue	14,856			15,460		14,729
Global Generic [Member] | Hematology [Member]
Disclosure of operating segments [line items]
Revenue	11,737			4,959		4,725
Global Generic [Member] | Dermatology [Member]
Disclosure of operating segments [line items]
Revenue	6,797			5,240		3,255
Global Generic [Member] | Nutraceutical [Member]
Disclosure of operating segments [line items]
Revenue	4,530			4,059		3,441
Global Generic [Member] | Others
Disclosure of operating segments [line items]
Revenue	₨ 18,606			₨ 18,146		₨ 13,866

[1]	Revenues for the year ended March 31, 2022 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.6,255 (as compared to Rs. 6,905 and Rs. 5,910 for the years ended March 31, 2021 and 2020, respectively).